Segment Reporting (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Non-current operating assets	$ 39,373,236	$ 42,333,048	$ 45,807,961
Middle East [Member]
Statement Line Items [Line Items]
Non-current operating assets	37,860,059	40,581,053	45,333,446
North Africa [Member]
Statement Line Items [Line Items]
Non-current operating assets	8,537	25,093	65,715
UK [Member]
Statement Line Items [Line Items]
Non-current operating assets	1,408,504	1,622,236	406,262
Asia [Member]
Statement Line Items [Line Items]
Non-current operating assets	$ 96,136	$ 104,666	$ 2,538